SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2022	Aug. 11, 2022	Jul. 01, 2022	Jun. 17, 2022	Jun. 15, 2022	Jun. 30, 2021	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 01, 2022	Apr. 01, 2021	Mar. 31, 2020	Feb. 29, 2020
Product Information [Line Items]
Credit card receivable								$ 1,000,000.0		$ 1,000,000.0		$ 3,300,000	$ 6,200,000
Cash equivalents held in bank accounts								1,400,000		1,400,000		1,400,000	1,600,000
Payments to acquire notes receivable										216,885	$ 118,689	579,790	204,879
Proceeds from related party debt										230,355
Notes receivable								926,205		926,205		601,520
Before allowance for impairment losses								709,320		709,320		601,520
Investment in securities								4,300,000		4,300,000
Inventory obsolete								742,311	$ 388,431	742,311	388,431	108,055	85,058
Other Asset														$ 1,000,000
Proceeds from loans							$ 1,000,000.0
Loan payable								6,000,000.0		6,000,000.0			1,000,000.0
Gains losses on extinguishment of debt						$ 1,000,000.0					1,040,400	1,040,400
Annual rate		8.00%
Payment of debt principal and interest amount										307,279
Debt instrument, face amount		$ 10,000,000
Debt instrument fee amount		$ 600,000
Maturity date		Aug. 12, 2024			Jun. 01, 2024
Deferred revenue								142,221		142,221		344,071	1,200,000
Sales commissions expense								1,200,000	$ 3,700,000	5,100,000	13,600,000	16,300,000	29,400,000
Uncertain tax positions												921,977	904,643		$ 921,977	$ 904,643
Accounts receivable due								$ 1,790,522		1,790,522		1,682,958	1,514,359
Inventory Write-down										$ 1,012,433	$ 448,484	635,137	1,095,068
Compensation awards												2,300,000	3,000,000.0
Compensatory expense												186,264	3,600,000
Stock based compensation fully vested												$ 2,500,000	$ 530,335
Building Improvements [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life												39 years
Furniture and Fixtures [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Office Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life												5 years
Computer Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Software Development [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Leasehold Improvements [Member]
Product Information [Line Items]
Property plant and equipment useful life												shorter of the remaining lease term or estimated useful live of the asset
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Coffee and Other Functional Beverages [Member]
Product Information [Line Items]
Concentration risk, percentage								70.00%		70.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Nutraceutical Products [Member]
Product Information [Line Items]
Concentration risk, percentage								20.00%		20.00%	39.00%	33.00%	52.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Weight Management Related Products [Member]
Product Information [Line Items]
Concentration risk, percentage								10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Weight Management Products [Member]
Product Information [Line Items]
Concentration risk, percentage										10.00%	12.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Health And Wellness [Member]
Product Information [Line Items]
Concentration risk, percentage													30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Coffee and Coffee Related Products [Member]
Product Information [Line Items]
Concentration risk, percentage												32.00%	17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Health and Wellness Products [Member]
Product Information [Line Items]
Concentration risk, percentage												17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage								64.00%		63.00%	67.00%	66.00%	71.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Recurring Customers [Member]
Product Information [Line Items]
Concentration risk, percentage								42.00%		39.00%	32.00%	32.00%	43.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | New Customers [Member]
Product Information [Line Items]
Concentration risk, percentage								22.00%		24.00%	35.00%		28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Independent Distributors [Member]
Product Information [Line Items]
Concentration risk, percentage								36.00%		37.00%	33.00%	34.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers And Independent Distributors [Member]
Product Information [Line Items]
Concentration risk, percentage										93.00%	86.00%	87.00%	94.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | New Customer [Member]
Product Information [Line Items]
Concentration risk, percentage												34.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage												50.00%	54.00%
Revenue Benchmark [Member] | Weight Management Products [Member] | Health And Wellness [Member]
Product Information [Line Items]
Concentration risk, percentage											20.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Health And Wellness Products [Member]
Product Information [Line Items]
Concentration risk, percentage													99.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member]
Product Information [Line Items]
Concentration risk, percentage										93.00%	58.00%	64.00%	99.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member] | Asia [Member]
Product Information [Line Items]
Concentration risk, percentage											41.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member] | South Korean [Member]
Product Information [Line Items]
Concentration risk, percentage												33.00%
Services Offered on Subscription Basis [Member]
Product Information [Line Items]
Deferred revenue								$ 89,679		$ 89,679		$ 70,968	$ 153,216
Customers Right of Return [Member]
Product Information [Line Items]
Deferred revenue								63,382		63,382		63,890	95,780
Customer Loyalty Points [Member]
Product Information [Line Items]
Deferred revenue								106,380		106,380		$ 68,287	0
American Pacific Bancorp Inc [Member]
Product Information [Line Items]
Proceeds from loans				$ 5,522,829
Loan payable					$ 5,700,000
Annual rate					8.00%
Debt instrument principal and interest			$ 43,897		$ 43,897
Board Of Director [Member]
Product Information [Line Items]
Ownership interest												20.00%
Board Of Director [Member] | Minimum [Member]
Product Information [Line Items]
Ownership interest												20.00%
Board Of Director [Member] | Maximum [Member]
Product Information [Line Items]
Ownership interest												50.00%
Revolving Promissory Note Agreement [Member]
Product Information [Line Items]
Payments to acquire notes receivable	$ 125,000
Revolving Promissory Note Agreement [Member] | 1044Pro LLC [Member]
Product Information [Line Items]
Ownership interest	20.00%
One Merchant Processor [Member]
Product Information [Line Items]
Credit card receivable								$ 900,000		$ 900,000		$ 3,000,000.0	4,900,000
Accounts receivable due												$ 1,500,000	$ 1,500,000